INCOME TAXES - Income Tax Expense (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
INCOME TAXES
Applicable tax rates (as a percent)	25.00%	25.00%	25.00%	25.00%
Income tax expense
Current	$ 25,317	¥ 175,777	¥ 84,192	¥ 37,096
Deferred	(7,251)	(50,347)	(1,988)	294
Total income taxes	$ 18,066	¥ 125,430	¥ 82,204	¥ 37,390